SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2014
SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION [Abstract]
SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

NOTE 13:-  SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

a.     The Company applies ASC topic 280, "Segment Reporting", ("ASC No. 280"). The Company operates in one reportable segment. Total revenues are attributed to geographic areas based on the location of the end customer.

b.      The following tables present total revenues for the years ended December 31, 2012, 2013 and 2014 and long-lived assets as of December 31, 2013 and 2014:

Revenues:

	Year ended December 31,
	2012	2013	2014

North America	$26,280	$43,713	$72,243
Europe	9,073	19,413	38,376
Latin America	4,260	8,909	14,666
Asia and others	4,063	8,438	16,556

	$43,676	$80,473	$141,841

Long-lived assets:

	December 31,
	2013	2014

North America	$307	$790
Europe	12	166
Latin America	-	-
Asia and others	3,912	6,249

	$4,231	$7,205